DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative financial instruments	NOTE 23 – DERIVATIVE FINANCIAL INSTRUMENTS
Please refer to Note 25 for further information on fair value hierarchies.

USDm	2025	2024	2023
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements — fair value through profit and loss	2.0	7.8	1.7
Bunker swaps — fair value through profit and loss	(0.8)	0.3	(0.2)
Bunker swaps — hedge accounting	—	0.1	(0.5)

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts — hedge accounting	0.9	(2.3)	0.5
Interest rate swaps — hedge accounting	8.3	24.7	35.3
Fair value of derivatives as of December 31	10.4	30.6	36.8
Derivative financial instruments are presented as below on the balance sheet:

	Financial	Financial
USDm	assets	liabilities
2025
Offsetting financial assets and financial liabilities:
Gross amount	11.6	(1.2)
Offsetting amount	(0.7)	0.7
Net amount presented in the balance sheet	10.9	(0.5)

	Financial	Financial
USDm	assets	liabilities
2024
Offsetting financial assets and financial liabilities:
Gross amount	32.9	(2.3)
Offsetting amount	—	—
Net amount presented in the balance sheet	32.9	(2.3)

	Financial	Financial
USDm	assets	liabilities
2023
Offsetting financial assets and financial liabilities:
Gross amount	37.7	(0.9)
Offsetting amount	(0.1)	0.1
Net amount presented in the balance sheet	37.6	(0.8)
Derivative financial instruments assets are offset against derivative financial instruments liabilities where the counterparty is identical, where TORM has legal right to offset and intends to settle on a net basis.
Hedging of risks with derivative financial instruments is made with a ratio of 1:1 and where hedge items can be a portion of exposure.
Sources of ineffectiveness are mainly derived from differences in timing and interest base rate. Any ineffective portions of the cash flow hedges are recognized in the income statement as financial items. Value adjustments of the effective part of cash flow hedges are recognized directly to other  comprehensive income. Gains and losses on cash flow hedges are transferred upon realization from the hedging reserve into the income statement.
NOTE 23 - continued
FFAs are used to mitigate fluctuations in the freight rates of vessels with a duration of 0-24 months. The FFAs are not designated for hedge accounting.
Forward exchange contracts with a fair value of $0.9m (net gain) are designated as hedge accounting relationships to hedge a part of
TORM payments in 2026 regarding administrative and operating expenses denominated in DKK with a notional value of DKK 341.3m
(2024: DKK 348.9m 2023: DKK 325.5m).
Interest rate swaps with a fair value of $8.3m (net gain) applying the USD Secured Overnight Financing Rate ("SOFR") compounded in arrears are designated as hedge accounting relationships to fix a part of TORM's interest payments during the period 2026-2030 with a notional value of $414.2m (2024: $498.7m, 2023: $923.0m).
Bunker swaps with a fair value $0.0m are designated as hedge accounting relationships and are  used to reduce the exposure to fluctuations in bunker prices for fixed voyages denominated in MT with a notional value of MT 2,400 (2024: MT 9,000, 2023: MT
9,600).
At year-end 2025, 2024, and 2023, TORM held the following derivative financial instruments designated as hedge accounting:

2025	Notional value	Unit	2026	2027	After 2027
Forward exchange contracts (USD/DKK) ¹⁾	341.3	DKKm	341.3	—	—
Interest rate swaps ²⁾	414.2	USDm	20.2	124.4	269.5
Bunker swaps ³⁾	2,400.0	MT	2,400.0	—	—
1) The average hedge of USD/DKK currency was 6.4
2) The average interest rate was 2.76% p.a. plus margin
3) The average price of the hedging instruments was $391.0

Hedge accounting			Expected maturity
2024	Notional value	Unit	2025	2026	After 2026
Forward exchange contracts (USD/DKK) ¹⁾	348.9	DKKm	348.9	—	—
Interest rate swaps ²⁾	498.7	USDm	134.5	95.2	268.9
Bunker swaps ³⁾	9,000.0	MT	9,000.0	—	—
1) The average hedge of USD/DKK currency was 6.8
2) The average interest rate was 1.29 p.a. plus margin.
3) The average price of the hedging instruments was $391.0

Hedge accounting			Expected maturity
2023	Notional value	Unit	2024	2025	After 2025
Forward exchange contracts (USD/DKK) ¹⁾	325.5	DKKm	325.5	—	—
Interest rate swaps ²⁾	923.0	USDm	103.3	172.0	647.7
Bunker swaps ³⁾	9,600.0	MT	9,600.0	—	—
1) The average hedge of USD/DKK currency was 6.8
2) The average interest rate was 1.45 p.a. plus margin.
3) The average price of the hedging instruments was $539.2
TORM only enters into interest derivatives under established ISDA agreements supported with or without credit support annexes with predefined credit thresholds.
Cash collateral of $5.4m (2024: $11.3m, 2023: $27.9m) has been provided as security for the agreements relating to derivative financial instruments, which does not meet the offsetting criteria in IAS 32, but which can be offset against the net amount of the derivative asset and derivative liability in case of default, and insolvency, or bankruptcy in accordance with associated collateral arrangements.
NOTE 23 - continued
TORM did not enter into any enforceable netting arrangements.
Further details on derivative financial instruments are provided in Notes 24 and 25.
The table below shows realized amounts as well as fair value adjustments regarding derivative financial instruments recognized in the income statements and equity in 2025, 2024 and 2023.

Income statement					Other comprehensive income		Equity
USDm	Port expenses, bunkers, and commissions	Financial items	Operating expenses	Admini- strative expenses	Transfer to income statement	Fair value adjustment	Hedging reserves as of December 31
2025
Forward freight agreements	(6.7)	—	—	—	—	—	—
Bunker swaps	—	—	—	—	(0.1)	(0.2)	(0.1)
Forward exchange contracts	—	—	0.7	0.5	(1.2)	4.4	0.9
Interest rate swaps	—	13.5	—	—	(12.6)	(3.1)	7.8
Total	(6.7)	13.5	0.7	0.5	(13.9)	1.1	8.6

2024
Forward freight agreements	8.2	—	—	—	—	—	—
Bunker swaps	(0.1)	—	—	—	0.1	0.5	0.1
Forward exchange contracts	—	—	(0.6)	(0.5)	1.1	(4.0)	(2.3)
Interest rate swaps	—	22.5	—	—	(20.9)	10.5	23.7
Total	8.1	22.5	(0.6)	(0.5)	(19.7)	7.0	21.5

2023
Forward freight agreements	23.0	—	—	—	—	—	—
Bunker swaps	1.0	—	—	—	0.3	(0.8)	(0.5)
Forward exchange contracts	—	—	—	(0.1)	0.1	0.1	0.5
Interest rate swaps	—	24.7	—	—	(22.3)	3.7	34.1
Total	24.0	24.7	—	(0.1)	(21.9)	3.0	34.1
The hedging reserves as of December 31 relates to derivatives used for cash flow hedge for open hedging instruments, only. Certain interest rate swaps fair value change are considered ineffective and is recognized in "Financial expenses" in the income statement.
Please refer to page F-57 for a full overview of the fair value of hedge instruments.
Please refer to Note 21 for further information on commercial and financial risks.
NOTE 23 - continued
Accounting Policies
Derivative financial instruments and hedge accounting
Derivative financial instruments, primarily forward currency exchange contracts, forward freight agreements, interest rate hedges, and forward contracts regarding bunker purchases are entered into to mitigate risks relating to future fluctuations in prices and interest rates, etc. on future committed or anticipated transactions. TORM applies hedge accounting under the specific rules on cash flow hedges, when appropriate, as described below for each type of derivative.
Changes in the fair value of derivative financial instruments designated as cash flow hedges and deemed to be effective are recognized directly in “Other comprehensive income”. When the hedged transaction is recognized in the income statement, the cumulative value adjustment recognized in “Other comprehensive income” is transferred to the income statement and included in the same line as the hedged transaction. Portion of the changes in fair value deemed to be ineffective is recognized immediately in the income statement.
Changes in the fair value of derivative financial instruments not designated as hedges are recognized in the income statement. While effectively reducing cash flow risk in accordance with the Company’s Risk Management Policy, certain forward freight agreements and forward contracts regarding bunker purchases do not qualify for hedge accounting. Changes in fair value of these derivative financial instruments are therefore recognized in the income statement under “Financial income” or “Financial expenses” for interest rate swaps and under “Port expenses, bunkers and commissions” for forward freight agreements and forward bunker contracts.